SAVINGS PLAN, PENSION AND POST-RETIREMENT BENEFITS - Components of Net Periodic Benefit Costs - 10K (Details) - USD ($) $ in Millions	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Net periodic benefit (income) costs:
Lump sum settlement charge		$ (20.7)
Net periodic benefit (income) costs	$ (0.1)		$ (0.7)	$ (0.4)	$ (1.3)	$ 18.8	$ (5.4)	$ (0.4)
Pension Plans [Member]
Net periodic benefit (income) costs:
Service cost	0.2		0.2	0.3	0.4	0.7	0.8	0.9
Interest cost	5.1		7.1	10.3	14.3	28.6	30.1	27.6
Expected return on plan assets	(7.8)		(10.2)	(15.6)	(20.3)	(40.3)	(41.3)	(38.3)
Amortization of actuarial loss	2.3		2.1	4.4	4.1	8.4	4.5	8.6
Lump sum settlement charge						20.7	0.0	0.0
Other pension settlements charge						0.3	0.0	0.0
Net periodic benefit (income) costs, before allocation	(0.2)		(0.8)	(0.6)	(1.5)	18.4	(5.9)	(1.2)
Portion allocated to Revlon Holdings	(0.1)		(0.1)	(0.1)	(0.1)	(0.1)	(0.1)	(0.1)
Net periodic benefit (income) costs	(0.3)		(0.9)	(0.7)	(1.6)	18.3	(6.0)	(1.3)
Other Post-Retirement Benefit Plans [Member]
Net periodic benefit (income) costs:
Service cost	0.0		0.0	0.0	0.0	0.0	0.0	0.0
Interest cost	0.1		0.1	0.2	0.2	0.5	0.5	0.6
Expected return on plan assets	0.0		0.0	0.0	0.0	0.0	0.0	0.0
Amortization of actuarial loss	0.1		0.1	0.1	0.1	0.1	0.1	0.4
Lump sum settlement charge						0.0	0.0	0.0
Other pension settlements charge						0.0	0.0	0.0
Net periodic benefit (income) costs, before allocation	0.2		0.2	0.3	0.3	0.6	0.6	1.0
Portion allocated to Revlon Holdings	0.0		0.0	0.0	0.0	(0.1)	0.0	(0.1)
Net periodic benefit (income) costs	$ 0.2		$ 0.2	$ 0.3	$ 0.3	$ 0.5	$ 0.6	$ 0.9